Trading assets	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Trading assets

11	Trading assets

		2020	2019
	Footnotes	$m	$m
Treasury and other eligible bills		24,035	21,789
Debt securities		102,846	126,043
Equity securities		77,643	78,827
Trading securities		204,524	226,659
Loans and advances to banks	1	8,242	8,402
Loans and advances to customers	1	19,224	19,210
Year ended 31 Dec		231,990	254,271
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

Trading securities[1]
		2020	2019
	Footnotes	$m	$m
US Treasury and US Government agencies	2	17,393	25,722
UK Government		8,046	10,040
Hong Kong Government		6,500	9,783
Other governments		70,580	72,456
Asset-backed securities	3	4,253	4,691
Corporate debt and other securities		20,109	25,140
Equity securities		77,643	78,827
At 31 Dec		204,524	226,659
1Included within these figures are debt securities issued by banks and other financial institutions of $10,876m (2019: $17,846m), of which $1,298m (2019: $2,637m) are guaranteed by various governments.
2Includes securities that are supported by an explicit guarantee issued by the US Government.
3Excludes asset-backed securities included under US Treasury and US Government agencies.